Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Summary of Performance- and Market- Based Awards Granted

The following table summarizes the market-based awards granted during the years 2016 and 2015:

Year Awarded	Performance Period Ending	Performance Measure	Number of Shares Granted	Period Expensed Through
2016	December 2017	TSR	6,403	December 2017
2016	December 2018	TSR	52,404	December 2018
2015	July 2016, 2017 and 2018	TSR	25,000	July 2018
2015	December 2017	TSR	57,982	December 2017

The following table summarizes the performance-based awards granted during the years 2016, 2015 and 2014:

Year Awarded	Performance Period Ending	Performance Measure	Number of Shares Granted	Period Expensed Through
2016	December 2016	Revenues before Reimbursable Items and Adjusted EPS	15,605	December 2016
2016	December 2017	Adjusted EPS	14,940	December 2017
2016	December 2018	Merchant Segment Net Revenue, Corporate Accountability Operating Income and attainment of synergies from TransFirst acquisition	29,332	December 2018
2016	December 2018	Revenues before Reimbursable Items and Adjusted Operating Income	67,517	December 2018
2016	December 2018	Merchant Segment Net Revenue and Corporate Accountability Operating Income	78,220	December 2018
2016	December 2018	Adjusted EPS	122,284	December 2018
2016	December 2016	Revenues before Reimbursable Items and Adjusted EPS	144,995	December 2018
2015	December 2017	Adjusted EPS	135,289	December 2017
2015	December 2015	Revenues before Reimbursable Items and Adjusted EPS	165,543	December 2018
2014	December 2016	Revenues before Reimbursable Items and Adjusted EPS	211,593	December 2016

Summary of Weighted Average Assumptions and Fair Value of Options

	2016	2015	2014
Number of options granted	687,685	613,473	1,046,372
Weighted average exercise price	$47.01	$39.01	$30.96
Risk-free interest rate	1.24%	1.73%	2.01%
Expected volatility	21.53%	20.80%	25.06%
Expected term (years)	4.5	6.3	6.5
Dividend yield	0.86%	1.04%	1.29%
Weighted average fair value	$8.50	$8.27	$7.66

Summary of Stock Option Activity and Changes during Year

	2016		2015		2014
Options: (in thousands, except per share data)	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding at beginning of year	2,887	$28.07	4,892	$23.83	5,752	$20.96
Granted	688	47.01	613	39.01	1,046	30.96
Exercised	(500)	23.43	(2,586)	22.68	(1,850)	18.79
Forfeited/canceled	(79)	43.49	(32)	20.79	(56)	28.88
Outstanding at end of year	2,996	$32.78	2,887	$28.07	4,892	$23.83
Options exercisable at year-end	1,877	$28.45	1,439	$25.17	2,781	$22.86
Weighted average fair value of options granted during the year		$8.50		$8.27		$7.66

As of December 31, 2016 the average remaining contractual life and intrinsic value of TSYS’ outstanding and exercisable stock options were as follows:

	Outstanding	Exercisable
Average remaining contractual life (in years)	7.3	6.6
Aggregate intrinsic value (in thousands)	$49,323	39,066

Summary of Stock Option Exercises

(in thousands)	Options Exercised and Issued from Treasury	Intrinsic Value
2016	500	$12,984
2015	2,586	67,702
2014	1,850	22,883

Performance Shares
Summary of Number of Shares Granted Each Year

	2016	2015	2014
Number of shares granted	362,804	388,211	672,724
Market value (in millions)	$16.8	14.9	20.6

Summary of Awards Authorized

	Total Number of Shares Awarded[1]	Potential Number of Performance-and Market- Based Shares to be Vested[2]	Year Potential Performance-and Market- Based Shares Will Fully Vest
2016	531,700	903,364	2019
2015	383,814	687,015	2018
2014	211,593	389,242	2017

[1]	Shares awarded does not include dividend equivalents
[2]	Includes dividend equivalents

Summarized Status of Performance-based Nonvested Shares and Changes during Period

	2016		2015		2014
(in thousands, except per share data) Performance- and market-based nonvested shares	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Outstanding at beginning of year	918	$31.19	766	$25.86	1,049	$22.75
Granted	540	45.91	384	36.84	211	30.89
Vested	(140)	37.91	(241)	22.92	(258)	17.57
Forfeited/canceled/adjusted	(336)	37.70	9	22.20	(236)	25.62
Outstanding at end of year	982	$33.43	918	$31.19	766	$25.86

Unvested Restricted Awards
Summarized Status of Nonvested Shares and Changes during Periods

	2016		2015		2014
(in thousands, except per share data) Nonvested shares	Shares	Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value	Shares	Weighted Average Grant-Date Fair Value
Outstanding at beginning of year	1,146	$31.11	1,769	$26.75	1,783	$24.19
Granted	363	46.23	388	38.38	673	30.67
Vested	(562)	29.95	(930)	26.05	(602)	23.74
Forfeited/canceled/adjusted	(84)	36.79	(81)	28.78	(85)	25.47
Outstanding at end of year	863	$37.78	1,146	$31.11	1,769	$26.75